Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Goodwill

19.         Goodwill

	2020	2019
Oleoducto Central S.A.	683,496	683,496
Hocol Petroleum Ltd.	537,598	537,598
Invercolsa S.A. (1)	434,357	—
Andean Chemical Ltd	127,812	127,812
Propilco S.A.	108,137	108,137
	1,891,400	1,457,043
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	1,594,279	1,159,922

(1)Corresponds to the value recognized by updating the fair value of Invercolsa S.A. (Note 12).

As of December 31, 2020 and 2019, the Ecopetrol Business Group assessed the recoverability of the carrying value of goodwill generated in the acquisition of subsidiaries. The recoverable amount was determined based on the realization value less costs of disposal using the present value of future cash flows for each of the companies acquired with goodwill. The source of information used the financial projections of each company derived from the business plans approved by management, which were developed based on long-term macroeconomic factors such as price curves and margins and fundamental assumptions of supply and demand. As a result of the analysis, the Ecopetrol Business Group did not recognize any goodwill impairment for these periods.